Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital Disclosures [Abstract]
Schedule of summarizes warrants transactions related to registered direct offering
	2022		2021
	Warrants	Weighted average exercise price $	Warrants	Weighted average exercise price $
Warrants outstanding at beginning of year	1,096,843	48.00
Granted	6,706,289	1.68	46,631,828	1.41
Exercised			13,726,530	0.94
Forfeited	-	-	-	-
Warrants outstanding at end of year	7,803,132	8.19	32,905,298	1.60

Exercisable at end of year	7,803,132	8.19	32,905,298	1.60